Variable Interest Entity (“VIE”) (Details) - Schedule of Condensed Income Statement - Variable Interest Entity, Primary Beneficiary [Member]	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Operating revenues	¥ 32,112,603	$ 4,610,832	¥ 202,340,230	¥ 336,709,317
Gross profit	14,442,464	2,073,696	30,883,606	122,273,631
Income (loss) from operations	589,775	84,682	(25,262,236)	55,174,632
Net income (loss)	¥ 5,700,402	$ 818,482	¥ (159,401,372)	¥ 46,233,277